Right of use assets and lease liabilities (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Right of use assets and lease liabilities
Lease not yet commences but committed	€ 208,000	€ 600,000
Term of lease contract	15 years
Increase in RoU assets	€ 700,000
Increase In Lease Liabilities	700,000
Payment of principal portion of lease liabilities	395,000	317,000
Depreciation right-of-use assets	€ 369,000	€ 338,000